Note 9 - Business Segment Information (Details) - Net Sales from External Customers by Product Category (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Sales Revenue, Net	$ 434,925	$ 391,665	$ 375,691
Pumps And Pump Systems [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Net	379,626	336,779	318,235
Repairs And Other [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Net	$ 55,299	$ 54,886	$ 57,456